PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Aerospace & Defense 5.3%
Airbus SE (France)*	33,484	$3,679,335
Raytheon Technologies Corp.	96,460	6,897,854
		10,577,189
Air Freight & Logistics 1.9%
FedEx Corp.	14,526	3,771,240
Automobiles 2.7%
General Motors Co.	132,625	5,522,505
Banks 12.5%
Bank of America Corp.	225,947	6,848,454
JPMorgan Chase & Co.	66,718	8,477,856
PNC Financial Services Group, Inc. (The)	36,672	5,464,128
Truist Financial Corp.	93,213	4,467,699
		25,258,137
Building Products 2.5%
Johnson Controls International PLC	109,673	5,109,665
Capital Markets 4.4%
Goldman Sachs Group, Inc. (The)	33,466	8,825,319
Chemicals 6.0%
FMC Corp.	38,551	4,430,667
Linde PLC (United Kingdom)	28,769	7,580,919
		12,011,586
Containers & Packaging 1.6%
Crown Holdings, Inc.*	31,670	3,173,334
Entertainment 4.0%
Walt Disney Co. (The)*	45,014	8,155,637
Food & Staples Retailing 3.8%
Walmart, Inc.	53,687	7,738,981
Food Products 1.5%
Mondelez International, Inc. (Class A Stock)	51,840	3,031,085

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 2.5%
Zimmer Biomet Holdings, Inc.	32,487	$5,005,922
Health Care Providers & Services 3.2%
Cigna Corp.	17,327	3,607,135
Laboratory Corp. of America Holdings*	14,262	2,903,030
		6,510,165
Household Durables 1.7%
D.R. Horton, Inc.	49,455	3,408,439
Household Products 1.4%
Procter & Gamble Co. (The)	19,888	2,767,216
Insurance 5.5%
Chubb Ltd.	40,175	6,183,736
MetLife, Inc.	106,195	4,985,855
		11,169,591
Interactive Media & Services 3.4%
Alphabet, Inc. (Class A Stock)*	3,931	6,889,628
Machinery 2.2%
Otis Worldwide Corp.	64,904	4,384,265
Multi-Utilities 4.3%
Dominion Energy, Inc.	116,365	8,750,648
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp.	90,153	7,613,421
Pharmaceuticals 5.0%
AstraZeneca PLC (United Kingdom), ADR	104,112	5,204,559
Eli Lilly & Co.	28,744	4,853,137
		10,057,696
Road & Rail 4.5%
Union Pacific Corp.	43,898	9,140,442
Semiconductors & Semiconductor Equipment 3.6%
Texas Instruments, Inc.	44,488	7,301,815

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 5.8%
Microsoft Corp.	29,614	$6,586,746
PTC, Inc.*	42,686	5,105,672
		11,692,418
Specialty Retail 6.4%
Lowe’s Cos., Inc.	41,299	6,628,902
Ross Stores, Inc.	50,627	6,217,502
		12,846,404

Total Long-Term Investments (cost $162,725,434)		200,712,748

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $209,274)(w)	209,274	209,274

TOTAL INVESTMENTS 99.6% (cost $162,934,708)		200,922,022
Other assets in excess of liabilities 0.4%		800,292

Net Assets 100.0%		$201,722,314

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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